Taxation (Reconciliation of Differences between Statutory Tax Rate and Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
Statutory income tax rate (PRC CIT rate)	25.00%	25.00%	25.00%
Effect of qualified lower tax rates awarded to certain PRC entities	(12.00%)	(8.00%)	(8.00%)
Effect of withholding taxes	3.00%	3.00%	5.00%
Effect of change in valuation allowance	0.00%	2.00%	1.00%
Tax paid for the sale of equity interests in Eyedentity to Actoz	0.00%	1.00%	0.00%
Effective income tax rate	16.00%	23.00%	23.00%